Asset Acquisition - Summary of Asset Acquisition based on Relative Fair Value (Detail) - LGM ENTERPRISES, LLC [Member] $ in Thousands	Feb. 28, 2020 USD ($)
Asset Acquisition [Line Items]
Total purchase price	$ 780
Sky Night [Member]
Asset Acquisition [Line Items]
Inventory	92
Fair value of net assets acquired	742
Total purchase price	742
FAA Certificate [Member] | Sky Night [Member]
Asset Acquisition [Line Items]
Intangible assets - definite lives	$ 650